March 12, 2020

Supplement

SUPPLEMENT DATED MARCH 12, 2020 TO THE PROSPECTUS OF
Morgan Stanley European Equity Fund Inc., dated February 28, 2020

At a meeting held on March 4-5, 2020, the Board of Directors of Morgan Stanley European Equity Fund Inc. (the "Fund") approved a change in strategy for the Fund, effective April 14, 2020. Accordingly, the following changes to the Prospectus will become effective on April 14, 2020.

Effective April 14, 2020, the Fund's name is changed to Morgan Stanley Europe Opportunity Fund, Inc.

Effective April 14, 2020, the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, the Adviser seeks to achieve the Fund's investment objective by investing primarily in equity securities of issuers located in Europe, with capitalizations within the range of companies included in the MSCI Europe Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks high quality established and emerging companies that the Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG). The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund will normally invest at least 80% of its assets in equity securities issued by issuers located in European countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. European countries are defined as countries included in the MSCI Europe Index. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues or profits from businesses in Europe or has at least 50% of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.

For purposes of maintaining exposure of at least 80% of the Fund's assets to equity securities of issuers located in Europe, the Fund may also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts with respect to issuers located in Europe.

The Fund may also invest in emerging market or developing countries. The Fund invests principally in common stocks and other equity securities.

Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may also invest in privately placed and restricted securities.

Effective April 14, 2020, all references to Morgan Stanley Investment Management Limited, the Fund's Sub-Adviser, are hereby deleted from the Prospectus.

Effective April 14, 2020, the section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Opportunity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser or Affiliate	Date Began Managing Fund
Kristian Heugh	Managing Director of the Adviser	April 2020
Wendy Wang	Managing Director of Morgan Stanley Asia Limited	April 2020

Effective April 14, 2020, the section of the Prospectus entitled "Fund Details—Additional Information About the Fund's Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby deleted and replaced with the following:

Under normal market conditions, the Adviser seeks to achieve the Fund's investment objective by investing primarily in equity securities of issuers located in Europe, with capitalizations within the range of companies included in the MSCI Europe Index.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser seeks high quality established and emerging companies that the Adviser believes are undervalued at the time of purchase. The Adviser typically favors companies it believes have sustainable competitive advantages that can be monetized through growth. The investment process integrates analysis of sustainability with respect to disruptive change, financial strength, environmental and social externalities and governance (also referred to as ESG). The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund will normally invest at least 80% of its assets in equity securities issued by issuers located in European countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. European countries are defined as countries included in the MSCI Europe Index. A company is considered to be located in Europe if (i) it is organized under the laws of a European country and has a principal office in a European country; (ii) it derives at least 50% of its total revenues or profits from businesses in Europe or has at least 50% of its assets in Europe; or (iii) its equity securities are traded principally on a stock exchange in Europe.

For purposes of maintaining exposure of at least 80% of the Fund's assets to equity securities of issuers located in Europe, the Fund may also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts with respect to issuers located in Europe.

The Fund may also invest in emerging market or developing countries. The Fund invests principally in common stocks and other equity securities.

Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may also invest in privately placed and restricted securities.

In pursuing the Fund's investment objective, the Adviser has considerable leeway in deciding which investments its buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.

***

The percentage limitations relating to the composition of the Fund's portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

Effective April 14, 2020, the second through fourth paragraphs under the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Opportunity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Kristian Heugh and Wendy Wang. Mr. Heugh is the lead portfolio manager and has been associated with the Adviser in an investment management capacity since 2001. Ms. Wang has been associated with Morgan Stanley Asia Limited in an investment management capacity since 2012.

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited, a foreign (non-U.S.) affiliate of Morgan Stanley Investment Management Inc. that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through this "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

***

The Fund's portfolio turnover is expected to be approximately 90% as a result of the change in strategy for the Fund, which may have an adverse tax consequence based on the Fund's current estimated capital gains and/or losses and current capital loss carryforwards, which is subject to change based on future portfolio activity during the Fund's remaining fiscal year.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

EUGPROSPT 3/20

March 12, 2020

Supplement

SUPPLEMENT DATED MARCH 12, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley European Equity Fund Inc., dated February 28, 2020

At a meeting held on March 4-5, 2020, the Board of Directors of Morgan Stanley European Equity Fund Inc. (the "Fund") approved a change in strategy for the Fund, effective April 14, 2020. Accordingly, the following changes to the Statement of Additional Information will become effective on April 14, 2020.

Effective April 14, 2020, the Fund's name is changed to Morgan Stanley Europe Opportunity Fund, Inc.

Effective April 14, 2020, all references to Morgan Stanley Investment Management Limited, the Fund's Sub-Adviser, are hereby deleted from the Statement of Additional Information.

Effective April 14, 2020, the second paragraph under the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

The Fund makes available on its public website the following portfolio holdings information:

•  complete portfolio holdings information quarterly, at least 45 calendar days after the end of each quarter; and

•  top 10 holdings monthly, at least 15 calendar days after the end of each month.

Effective April 14, 2020, the following is hereby added as a new section after the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser, Sub-Adviser and Administrator":

Participating Affiliate

In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of Morgan Stanley Asia Limited ("MSAL"), a foreign (non-U.S.) affiliate of MSIM that is not registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). One or more MSAL employees may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSAL is considered a Participating Affiliate of MSIM, and MSAL and its employees are considered "associated persons" of MSIM (as that term is defined in the Advisers Act) and investment professionals from MSAL may render portfolio management, research and other services to the Fund, subject to the supervision of MSIM.

Effective April 14, 2020, the table under the section of the Statement of Additional Information entitled "Fund Management—Other Accounts Managed by the Portfolio Managers" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Kristian Heugh*	6	$8.5 billion	21	$21.8 billion	24	(1)	$2.5 billion(1)
Wendy Wang*	2	$2.8 billion	0	$0	0		$0

*  As of December 31, 2019.

(1)  Of these other accounts, 8 accounts with a total of approximately $287.5 million in assets had performance-based fees.

Effective April 14, 2020, the table under the section of the Statement of Additional Information entitled "Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers	Fund Holdings
Kristian Heugh*	None
Wendy Wang*	None

*  As of December 31, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.